Statements of Operations - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Income Statement [Abstract]
Formation and operating costs	$ 10,951	$ 9,133,011
Loss from operations	(10,951)	(9,133,011)
Other income (expense):
Interest income on operating account		1,146
Interest income on marketable securities held in Trust Account		52,047
Offering expenses related to warrant issuance		(719,201)
Change in fair value of forward purchase agreement liabilities		(1,665,000)
Change in fair value of warrant liabilities		(2,963,666)
Total other expense		(5,294,674)
Net loss	$ (10,951)	$ (14,427,685)
Weighted average shares outstanding, Class A ordinary shares subject to possible redemption (in Shares)		27,316,438
Basic and diluted net loss per share, Class A ordinary shares subject to possible redemption (in Dollars per share)		$ (0.41)
Weighted average shares outstanding, Non-redeemable Class B ordinary shares (in Shares)		8,410,753
Basic and diluted net loss per share, Non-redeemable Class B ordinary shares (in Dollars per share)		$ (0.41)